Deposits	12 Months Ended
Mar. 31, 2022
Deposits
14. Deposits
Deposits includ
e
 demand deposits, which are
non-interest-bearing,
and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2021 and March 31, 2022 were as follows:

	As of March 31,
	2021		2022	2022

	(In millions)
Interest-bearing:
Savings deposits	Rs.	4,034,924.8	Rs. 5,117,372.1	US$	67,449.2
Time deposits		7,191,543.0	8,080,607.6		106,506.0

Total interest-bearing deposits		11,226,467.8	13,197,979.7		173,955.2
Non-interest-bearing deposits		2,110,762.4	2,382,052.2		31,396.5

Total	Rs.	13,337,230.2	Rs.15,580,031.9	US$	205,351.7

As of March 31, 2021 and March 31, 2022, time deposits of Rs. 5,901,654.6 million and Rs. 6,186,602.3 million, respectively, had a residual maturity of one year or less. The remaining deposits mature between one and ten years.
As of March 31, 2021 and March 31, 2022, time deposits in excess of Rs. 0.
5
 million aggregated Rs. 6,101,456.2 million and Rs. 6,938,558.0 million, respectively.

As of March 31, 2022, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2022
	(In millions)

Due to mature in the fiscal year ending March 31:
2023	Rs.	6,186,602.3	US$	81,542.1
2024		963,603.9		12,700.7
2025		321,124.9		4,232.6
2026		203,446.6		2,681.5
2027		331,003.9		4,362.8
Thereafter		74,826.0		986.3

Total	Rs.	8,080,607.6	US$	106,506.0